S000024756 [Member] Expense Example - CLEARWATER INTERNATIONAL FUND - CLEARWATER INTERNATIONAL FUND	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	$ 1,236